Fees Summary	Jun. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,675,000
Previously Paid Amount	0.00
Total Fee Amount	409.54
Total Offset Amount	0.00
Net Fee	409.54
Narrative - Max Aggregate Offering Price	$ 2,675,000
Final Prospectus	true